7. Convertible Debt - Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Beginning Balance, Convertible Debt	$ 1,938,994	$ 411,245
Proceeds	$ 0	$ 2,270,100
Repayments
Less: gross debt discount recorded		$ (2,249,459)
Add: amortization of debt discount	$ 2,100,956	1,507,108
Ending Balance, Convertible Debt	4,039,950	$ 1,938,994
Less Current portion	(4,039,950)
Third Party
Beginning Balance, Convertible Debt	$ 1,911,995	$ 361,245
Proceeds		$ 2,270,100
Repayments
Less: gross debt discount recorded		$ (2,203,354)
Add: amortization of debt discount	$ 2,077,955	1,484,004
Ending Balance, Convertible Debt	3,989,950	$ 1,911,995
Less Current portion	(3,989,950)
Related Party
Beginning Balance, Convertible Debt	26,999	$ 50,000
Proceeds
Repayments
Less: gross debt discount recorded		$ (46,105)
Add: amortization of debt discount	23,001	23,104
Ending Balance, Convertible Debt	50,000	$ 26,999
Less Current portion	$ (50,000)